Amounts receivable and other (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Amounts receivable and prepaid expenses
Royalty receivables	$ 17,779	$ 16,022
Prepaid expenses	141	664
Value added tax recoverable	422	267
Total amounts receivable and other	$ 18,342	$ 16,953